Inventories	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Inventories
5.	INVENTORIES

	December 31,
	2014	2013

Current
Copper-gold concentrate	$145,005	$544,183
Run-of-mine copper-gold stockpiles	12,193	5,206
Materials and supplies	242,944	262,798

	$400,142	$812,187

Non-current
Run-of-mine copper-gold stockpiles	$176,518	$130,342